LONG-TERM INVESTING IN A SHORT-TERM WORLD (SM)

ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED AUGUST 31, 1997

Florida Tax-Free Income Fund
New Jersey Tax-Free Income Fund
New York Tax-Free Income Fund
Pennsylvania Tax-Free Income Fund

KEMPER STATE TAX-FREE INCOME SERIES

 CONTENTS
 4
 ECONOMIC OVERVIEW
 6
 PERFORMANCE UPDATE
 7
 TERMS TO KNOW
 8
 FLORIDA'S PERFORMANCE UPDATE
 PORTFOLIO STATISTICS AND PORTFOLIO
 OF INVESTMENTS
 13
 NEW JERSEY'S PERFORMANCE UPDATE,
 PORTFOLIO STATISTICS AND PORTFOLIO
 OF INVESTMENTS
 17
 NEW YORK'S PERFORMANCE UPDATE,
 PORTFOLIO STATISTICS AND PORTFOLIO OF
 INVESTMENTS

 At A GLANCE
 -------------------------------------------------------------------------------
 KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
 -------------------------------------------------------------------------------
 FOR THE YEAR ENDED AUGUST 31, 1997 (UNADJUSTED FOR SALES CHARGE)
 -------------------------------------------------------------------------------
 FLORIDA
                                 [BAR GRAPH]
 -------------------------------------------------------------------------------

 CLASS A                                                 8.37%
 CLASS B                                                 7.48%
 CLASS C                                                 7.49%
 LIPPER FLORIDA TAX FREE INCOME FUNDS CATEGORY
  AVERAGE*                                               8.49%
 -------------------------------------------------------------------------------

 NEW JERSEY
                                 [BAR GRAPH]
 -------------------------------------------------------------------------------

 CLASS A                                                 7.85%
 CLASS B                                                 7.02%
 CLASS C                                                 7.19%
 LIPPER NEW JERSEY TAX FREE INCOME FUNDS CATEGORY
  AVERAGE*                                               8.18%
 -------------------------------------------------------------------------------

 NEW YORK

                                 [BAR GRAPH]
 -------------------------------------------------------------------------------

 CLASS A                                                 8.77%
 CLASS B                                                 7.96%
 CLASS C                                                 7.87%
 LIPPER NEW YORK TAX FREE INCOME FUNDS CATEGORY
  AVERAGE*                                               8.93%
 -------------------------------------------------------------------------------

 PENNSYLVANIA
                                 [BAR GRAPH]
 -------------------------------------------------------------------------------

 CLASS A                                                 9.41%
 CLASS B                                                 8.58%
 CLASS C                                                 8.60%
 LIPPER PENNSYLVANIA TAX FREE INCOME FUNDS CATEGORY
  AVERAGE*                                               8.62%
 -------------------------------------------------------------------------------

 RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.
 FLORIDA

 -------------------------------------------------------------------------------
 NET ASSET VALUE
 -------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/97   8/31/96
 -------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS A                    $ 10.42   $ 10.21
 -------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS B                    $ 10.40   $ 10.19
 -------------------------------------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS C                    $ 10.41   $ 10.20
 -------------------------------------------------------------------------------

 NEW JERSEY

                                     AS OF     AS OF
                                    8/31/97   8/31/96
 -------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS A             $ 10.12   $  9.85
 -------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS B             $ 10.15   $  9.88
 -------------------------------------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS C             $ 10.16   $  9.88
 -------------------------------------------------------------------------------

 NEW YORK

                                     AS OF     AS OF
                                    8/31/97   8/31/96
 -------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS A             $ 10.93   $ 10.66
 -------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS B             $ 10.94   $ 10.66
 -------------------------------------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS C             $ 10.92   $ 10.65
 -------------------------------------------------------------------------------

 PENNSYLVANIA

                                     AS OF     AS OF
                                    8/31/97   8/31/96
 -------------------------------------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS A             $ 10.41   $  9.95
 -------------------------------------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS B             $ 10.41   $  9.95
 -------------------------------------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS C             $ 10.41   $  9.95
 -------------------------------------------------------------------------------

 CONTENTS
 22
 PENNSYLVANIA'S
 PERFORMANCE UPDATE,
 PORTFOLIO STATISTICS
 AND PORTFOLIO OF
 INVESTMENTS
 27
 REPORT OF
 INDEPENDENT AUDITORS
 28
 FINANCIAL STATEMENTS
 31
 NOTES TO
 FINANCIAL STATEMENTS
 36
 FINANCIAL HIGHLIGHTS


 AT A GLANCE
 -------------------------------------------------------------------------------
 KEMPER TAX-FREE INCOME FUND LIPPER RANKINGS*
 COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES
 -------------------------------------------------------------------------------

 FLORIDA

                         CLASS A           CLASS B           CLASS C
 -------------------------------------------------------------------------------
    1-YEAR               #41 OF 77 FUNDS   #63 OF 77 FUNDS   #63 OF 77 FUNDS
 -------------------------------------------------------------------------------
    5-YEAR                #5 OF 21 FUNDS         N/A               N/A
 -------------------------------------------------------------------------------

 NEW JERSEY

                         CLASS A           CLASS B           CLASS C
 -------------------------------------------------------------------------------
    1-YEAR               #37 OF 57 FUNDS   #52 OF 57 FUNDS   #50 OF 57 FUNDS
 -------------------------------------------------------------------------------

 NEW YORK

                         CLASS A           CLASS B           CLASS C
 -------------------------------------------------------------------------------
    1-YEAR               #59 OF 91 FUNDS   #84 OF 91 FUNDS   #85 OF 91 FUNDS
 -------------------------------------------------------------------------------
    5-YEAR               #11 OF 45 FUNDS         N/A               N/A
 -------------------------------------------------------------------------------
    10-YEAR              # 7 OF 26 FUNDS         N/A               N/A
 -------------------------------------------------------------------------------

 PENNSYLVANIA

                         CLASS A           CLASS B           CLASS C
 -------------------------------------------------------------------------------
    1-YEAR               #11 OF 62 FUNDS   #29 OF 62 FUNDS   #27 OF 62 FUNDS
 -------------------------------------------------------------------------------

*LIPPER ANALYTICAL SERVICES, INC. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: Florida Municipal Debt, New Jersey Municipal Debt, New York Municipal Debt and Pennsylvania Municipal Debt.

 -------------------------------------------------------------------------------
 DIVIDEND REVIEW
 -------------------------------------------------------------------------------

 THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF AUGUST 31, 1997.

 FLORIDA

                            CLASS A   CLASS B   CLASS C
 -------------------------------------------------------------------------------
    ONE-YEAR INCOME:        $0.5073   $0.4208   $0.4220
 -------------------------------------------------------------------------------
    AUGUST DIVIDEND:        $0.0395   $0.0326   $0.0328
 -------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.87%     4.03%     4.05%
 -------------------------------------------------------------------------------
    SEC YIELD+:               4.07%     3.44%     3.45%
 -------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     6.47%     5.47%     5.48%
 -------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 37.1% (FEDERAL
    INCOME TAX RATE)
 -------------------------------------------------------------------------------

 NEW JERSEY

                            CLASS A   CLASS B   CLASS C
 -------------------------------------------------------------------------------
    ONE-YEAR INCOME:        $0.4272   $0.3508   $0.3504
 -------------------------------------------------------------------------------
    AUGUST DIVIDEND:        $0.0336   $0.0279   $0.0281
 -------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.27%     3.54%     3.56%
 -------------------------------------------------------------------------------
    SEC YIELD+:               3.82%     3.18%     3.21%
 -------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     6.46%     5.38%     5.43%
 -------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 40.9% (COMBINED NEW
    JERSEY STATE AND FEDERAL INCOME TAX RATE)
 -------------------------------------------------------------------------------

 NEW YORK

                            CLASS A   CLASS B   CLASS C
 -------------------------------------------------------------------------------
    ONE-YEAR INCOME:        $0.5563   $0.4650   $0.4651
 -------------------------------------------------------------------------------
    AUGUST DIVIDEND:        $0.0435   $0.0365   $0.0367
 -------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:        5.12      4.29      4.32
 -------------------------------------------------------------------------------
    SEC YIELD+:               4.03%     3.37%     3.39%
 -------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     7.24%     6.05%     6.09%
 -------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 44.3% (COMBINED NEW
    YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAX
    RATE)
 -------------------------------------------------------------------------------

 PENNSYLVANIA

                            CLASS A   CLASS B   CLASS C
 -------------------------------------------------------------------------------
    ONE-YEAR INCOME:        $0.4579   $0.3796   $0.3823
 -------------------------------------------------------------------------------
    AUGUST DIVIDEND:        $0.0355   $0.0293   $0.0296
 -------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.38%     3.62%     3.66%
 -------------------------------------------------------------------------------
    SEC YIELD+:               3.79%     3.20%     3.22%
 -------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     6.20%     5.24%     5.27%
 -------------------------------------------------------------------------------
    BASED ON A MARGINAL TAX RATE OF 38.9% (COMBINED
    PENNSYLVANIA STATE AND FEDERAL INCOME TAX RATE)
 -------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on August 31, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 1997 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

Stephen B. Timbers is president, chief investment and executive officer of Zurich Kemper Investments Inc. (ZKI). ZKI and its affiliates manage approximately $86 billion in assets, including $49 billion in retail mutual funds. Timbers is a graduate of Yale University and holds an M.B.A. from Harvard University.

DEAR SHAREHOLDER,

A self-regulating economy, a balanced budget agreement and a positive stock market all have contributed to another excellent year for investors. Given the extended length of today's bull market (which celebrated its 15th anniversary on August 12), it is prudent to wonder whether the end is near. Our position is that while there is a certain precariousness to today's environment, which we will elaborate on below, we see little to suggest that there will be more than occasional market corrections.

  Bipartisan agreement to balance the federal budget by the year 2002 represents significant progress that should benefit investors over the long term. By reducing the burden of capital gains and eliminating certain tax loopholes, the Taxpayer Relief Act of 1997 and the Balanced Budget Act of 1997 have the potential to meaningfully affect behavior. Now that the ceiling has been raised on capital gains from the sale of a home, empty nesters will be more inclined to move out of homes and into smaller condominiums. Added investment and savings options should help boost the country's sagging savings rate. From a social perspective, government's action to widen the difference between the taxation rate on capital gains and on income reflects a conscious effort to encourage capital investment. The more people and businesses can do for themselves, the less likely they are to rely on the government, which should help restrain federal spending.

  The maximum tax on long-term capital gains is now 20 percent versus a maximum of approximately 40 percent on ordinary income earned by Americans in the highest income tax brackets. This dramatic difference could have some influence on the management of mutual funds in the future. Although few investment decisions are based on their tax consequences, the legislation supports a "buy and hold" approach to investing, by which a mutual fund generates investment returns through gains on investments held 18 months or longer. Such gains are taxed at the reduced capital gains rate. On the margin, portfolio managers should focus on long-term investing -- the strategy that we have always supported.

  In addition, mutual funds will gain investment flexibility with the new law's repeal of what has been called the "short/short rule." Previously, investment companies had been subject to a 30 percent limitation on total income arising from the sale of securities held less than three months -- or face severe tax consequences. The lifting of this limitation provides newer funds, in particular, with much needed maneuvering ability.

  You can expect to hear more from Kemper about the implications of the new legislation, and specifically about the tax reporting changes, over the next several weeks and months. Overall, we believe that this legislation is something the country can be proud of. It represents years of a commitment on the part of the federal government to hold spending in check and refrain from creating new programs. Expanding corporate revenues and profits in an extended period of low inflation also contributed to making this investor-friendly environment possible.

  As we look toward the end of the year, we see little to trouble us. The economy appears to be in excellent condition. Continuing the alternatingly fast/slow pace that we have experienced for several months, the fast-growing first quarter was followed by a slower second quarter. Such self-regulation has minimized any need for the Federal Reserve Board to raise interest rates again. We don't rule out the possibility of another hike in the fourth quarter, however.

  Inflation is very low. In spite of unemployment being the lowest we have seen in decades, wage pressures are still manageable. Strong productivity, attributable to technological advances and better management practices, has produced largely non-inflationary economic growth. This environment is one of the best in decades.

  Our primary concern is the very high valuations of the stock market. All things considered, it is difficult to see where we can go from here. With prices at such heady levels, the market can be expected to react negatively to even minor earnings disappointments, as we saw in August. Kemper's response to this market is to

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic Activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

     The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                 NOW (09/30/97)    6 MONTHS AGO    1 YEAR AGO     2 YEARS AGO
   10-year Treasury Rate (1)         6.21               6.89           6.53           6.04
   Prime Rate (2)                    8.5                8.5            8.25           8.75
   Inflation rate (3)*               2.22               2.76           3.07           2.54
   The U.S. Dollar (4)               8.76               9.32           4.74          -1.05
   Capital Goods Orders (5)*        11.11               8.1            3.77           9.42
   Industrial Production (5)*        4.75               4.91           2.65           3.43
   Employment Growth (6)             2.23               2.27           2.1            2.19

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of August 31, 1997.

Source:  Economics Department, Zurich Kemper Investment, Inc.

remain fully invested and to reduce risk by diversifying across a wider group of investment opportunities. Research, the first step in stock selection, is key in this kind of a market.

  Bond markets are obviously cheered by recent events, and prospects for income investors continue to be positive. Interest rates are stable and credit quality has not been an issue. A dwindling supply of municipal bonds has enabled municipal investments to outperform U.S. Treasuries.

  In such a fully valued domestic market, it can make sense to look to international markets for their growth potential. The strength of the dollar thus far this year has diminished returns but international opportunities look bright.

  With this commentary as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER
Zurich Kemper Investments, Inc.

October 8, 1997

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND A MASTER'S OF MANAGEMENT DEGREE IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR THE FISCAL YEAR ENDED AUGUST 31, 1997, A YEAR WITH CONTINUED LOW INFLATION DESPITE MODERATE ECONOMIC GROWTH, KEMPER STATE TAX-FREE INCOME FUND SERIES BENEFITED FROM A RANGE-BOUND INTEREST RATE ENVIRONMENT. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE PORTFOLIOS WERE ADJUSTED TO TAKE ADVANTAGE OF THIS CLIMATE.

Q     THE FEDERAL RESERVE BOARD (THE FED) RAISED INTEREST RATES IN MARCH. HOW
DID THIS AFFECT THE MUNICIPAL BOND MARKET?

A     First let's look at what led up to the interest rate increase. In January, stronger economic growth surfaced, including higher-than-expected fourth quarter GDP growth and better-than-expected holiday retail sales. Investors remained cautious as it appeared likely that the Fed would move to raise interest rates to slow the economy and keep inflation under control. Remember, strong economic growth indicates the potential for higher inflation. Inflation is negative for bond investors as it erodes the "real" value of fixed-income investments.

      The markets' fears were realized when the Fed increased short-term interest rates by 0.25 percent on March 25. This adjustment was considered a preemptive move aimed at slowing growth in the economy to maintain the existing low rate of inflation. Although the market had already substantially discounted the expected move, all investment markets suffered with the move and yields on bonds rose (prices fell).

      In April, economic growth once again appeared to slow. As no signs of inflation surfaced, the markets began to recover and yields tended to fall or remain stable throughout July. In August, the last month of the funds' fiscal year, rates rose.

Q     DID THIS FLUCTUATION IN MARKET YIELDS AFFECT THE PERFORMANCE OF THE FUNDS?

A     Yields fluctuated with the markets' view on the direction of economic growth and inflation. However, the fluctuations were not dramatic by historical standards. In fact, the Bond Buyer 24-Bond Index (RBI) -- a gauge of municipal bond interest rates -- fluctuated by less than one percent (70 basis points) during the period. The RBI was at its period high on September 5, 1996 at 6.19 percent and dropped to its lowest July 31, 1997 at 5.49 percent. The tightness of the yield range provided for relatively stable bond prices throughout the fiscal year compared with previous fiscal years.


Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE SERIES IN THIS STABLE RATE
ENVIRONMENT?



A     We looked for ways to increase income without significantly increasing the series' risk exposure. One way we did this was by selectively choosing A and BBB rated bonds, which offer higher coupon rates than some of the funds' higher quality and insured issues.


Q     WERE THERE ANY OTHER SIGNIFICANT ADJUSTMENTS MADE TO THE FUNDS?

A     We maintained duration in a much tighter band, which was more compatible with the

PERFORMANCE UPDATE

tighter prevailing rate range. Remember, duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

Q     DID THE LEVEL OF MUNICIPAL SUPPLY HAVE A SIGNIFICANT EFFECT ON THE MARKET?

A     New issuance was slightly higher in 1997 compared with 1996. New issuance volume in 1997 through August was $126.8 billion compared with $118.3 billion for the same period in 1996, according to The Bond Buyer. Demand for municipal issues came mainly from property and casualty companies and individuals buying direct.

Q     WERE THERE ANY SECTORS THAT PERFORMED ABOVE YOUR EXPECTATIONS?

A     The transportation sector performed well during the period. The stronger economy encouraged increased travel by the public, helping toll road issues. Toll road bonds are held by several of our tax-free funds.

Q     ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A     Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors may be under-invested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.

Q     WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A Municipals are attractively valued in this market environment. Demand will continue to come mainly from the property and casualty industry as well as individuals. Mutual fund demand for municipal bonds should pick up especially as individuals who have accumulated wealth in the equity market attempt to maintain or protect that wealth in a less risky vehicle.

Q     WERE THERE ANY SIGNIFICANT TRENDS THAT AFFECTED INDIVIDUAL STATES WITHIN
KEMPER'S STATE TAX-FREE INCOME FUND SERIES?

A     The credit quality of several municipalities improved during the year, including New York City and New York state. New Jersey benefited from New York's improved economic environment as many people who live in New Jersey work in New York and spend their income in their home state. Also, Florida's economy benefited from gains in tourism. Pennsylvania also had a positive economic year.


TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                      1-YEAR   5-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A            3.49%    6.25%       7.55%       (since 4/25/91)
-------------------------------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS B            4.47%     N/A        5.82        (since 5/31/94)
-------------------------------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS C            7.49%     N/A        6.45        (since 5/31/94)
-------------------------------------------------------------------------------------------------------



                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A Shares from 4/25/91 to
8/31/97
--------------------------------------------------------------------------------

                                                    4/25/91    12/31/93    12/31/95     8/31/97
-----------------------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS A(1)        10000       13011       14802       15884
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX+                 10000       13222       14727       16158
-----------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX++                                10000       10784       11354       11871
-----------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B Shares from 5/31/94 to
8/31/97
--------------------------------------------------------------------------------

                                                    5/31/94    12/31/95    12/31/96     8/31/97
-----------------------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS B(1)        10000       11551      11773       12023
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX+                 10000       11586      12099       12711
-----------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX++                                10000       10407      10753       10881
-----------------------------------------------------------------------------------------------


                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C Shares from 5/31/94 to
8/31/97
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                    5/31/94    12/31/95    12/31/96     8/31/97
-----------------------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME FUND CLASS C(1)        10000       11573      11795       12258
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX+                 10000       11586      12099       12711
-----------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX++                                10000       10407      10753       10881
-----------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER FLORIDA TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
REVENUE BONDS                                            73%                                     79%
------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                                 11                                      11
------------------------------------------------------------------------------------------------------
CASH AND EQUIVALENTS                                     10                                       3
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                                   6                                       7
------------------------------------------------------------------------------------------------------
                                                        100%                                    100%

                                    [PIE CHART]                [PIE CHART]
                                    ON 8/31/97                 ON 8/31/96
QUALITY

------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
AAA                                                      53%                                     56%
------------------------------------------------------------------------------------------------------
AA                                                       19                                      17
------------------------------------------------------------------------------------------------------
A                                                         4                                       8
------------------------------------------------------------------------------------------------------
BBB                                                      15                                      11
------------------------------------------------------------------------------------------------------
NOT RATED                                                 9                                       8
------------------------------------------------------------------------------------------------------
                                                        100%                                    100%

                                    [PIE CHART]                [PIE CHART]
                                    ON 8/31/97                 ON 8/31/96

YEARS TO MATURITY

------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
1-10 YEARS                                               15%                                      7%
------------------------------------------------------------------------------------------------------
11-20 YEARS                                              39                                      44
------------------------------------------------------------------------------------------------------
+21 YEARS                                                46                                      49
------------------------------------------------------------------------------------------------------
                                                        100%                                    100%

                                    [PIE CHART]                [PIE CHART]
                                    ON 8/31/97                 ON 8/31/96

AVERAGE MATURITY

------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
                                                       15.9 years                           16.0 years
------------------------------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

FLORIDA TAX-FREE INCOME FUND
Portfolio of Investments at August 31, 1997
(DOLLARS IN THOUSANDS)


                     ISSUER                                                           PRINCIPAL AMOUNT   VALUE
-----------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
                     Charlotte County, Utility System Rev., 6.75%, to be called
                       10-1-03 @ 102                                                  $  250             $    284
                     --------------------------------------------------------------------------------------------
                     Dunedin, Mease Health Care, Hospital Rev., 6.75%, to be
                       called 11-15-01 @ 102                                             750                  833
                     --------------------------------------------------------------------------------------------
                     Jacksonville District, Water & Sewer Rev., 5.00%, to be
                       called 10-1-06 @ 102                                            1,000                  950
                     --------------------------------------------------------------------------------------------
                     Jacksonville Health Facilities Auth., Memorial Medical
                       Center Proj., Rev., 6.75%, to be called 5-1-01 @ 102            2,000                2,199
                     --------------------------------------------------------------------------------------------
                     Volusia County Health Facilities Auth., Memorial Health
                       Systems, Hospital Facilities Rev., 8.25%, to be called
                       6-1-00 @ 102                                                    1,940                2,170
                     --------------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--6.2%                                               6,436
                     --------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------
                     Board of Education, Public Education Capital Outlay, Gen.
                       Oblg., 4.75% and 7.25%, 2018 and 2023                           2,140                2,021
                     --------------------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       4.90% and 6.75%, 2013                                           2,000                2,048
                     --------------------------------------------------------------------------------------------
                     Department of Transportation, Gen. Oblg., 5.00%, 2027             1,000                  934
                     --------------------------------------------------------------------------------------------
                     Department of Transportation, Right-of-Way Acquisition and
                       Bridge Construction Rev., 5.00%, 2021                           3,000                2,840
                     --------------------------------------------------------------------------------------------
                     Housing Finance Agcy., GNMA Collateralized Home Ownership
                       Rev., 7.90%, 2022                                               1,175                1,249
                     --------------------------------------------------------------------------------------------
                     Jacksonville Transportation Auth., Senior Lien Rev., 5.00%,
                       2022                                                            2,000                1,878
                     --------------------------------------------------------------------------------------------
                     Broward County:
                       North Site Proj., Resource Recovery Rev., 7.95%, 2008             850                  927
                       School District, Gen. Oblg., 6.00%, 2007                        4,000                4,285
                       South Site Proj., Resource Recovery Rev., 7.95%, 2008             905                  986
                     --------------------------------------------------------------------------------------------
                     Citrus County, Pollution Control Rev., 6.35%, 2022                1,000                1,062
                     --------------------------------------------------------------------------------------------
                     Dade City Governmental Leasing Corp., Department of Health
                       and Rehabilitation Services, Rev., 9.00%, 2020                  1,025                1,070
                     --------------------------------------------------------------------------------------------
                     Dade County:
                       Housing Finance Auth., Single Family Mortgage Rev., 7.25%,
                         2023                                                            370                  390
                       Miami International Airport, Aviation Facilities, Rev.,
                         6.55%, 2013                                                   2,000                2,166
                       School District, Gen. Oblg., 6.00%, 2004                        2,000                2,172
                       Water and Sewer System Rev., 6.25%, 2010                        1,000                1,124
                     --------------------------------------------------------------------------------------------
                     Duval County Housing Finance Auth., Single Family Mortgage
                       Rev., 7.25%, 2019                                                 550                  584
                     --------------------------------------------------------------------------------------------
                     Escambia County:
                       Housing Finance Auth., Single Family Mortgage Rev., 6.90%,
                         2020                                                            805                  848
                       Pollution Control Rev., 6.40%, 2030                             2,500                2,677
                     --------------------------------------------------------------------------------------------
                     Gainesville, Utilities System Rev., 6.50%, 2010                   1,370                1,568
                     --------------------------------------------------------------------------------------------
                     Hillsborough County:
                       Aviation Auth., Tampa International Airport, Rev., 6.90%,
                         2011                                                          1,250                1,337
                       Capital Improvement Proj., Rev., 5.125%, 2022                   2,180                2,090
                       Housing Finance Auth., Single Family Mortgage Rev., 6.50%
                         and 7.30%, 2019 and 2022                                      1,345                1,516
                       Utility Rev., 7.00%, 2014                                       1,325                1,436
                     --------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)


                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------
                     Jacksonville:
                       Health Facilities Auth., Hospital Rev., 5.00%, 2015           $ 1,700               $  1,627
                       St. John's River, Rev., 6.00%, 2005                             2,000                  2,184
                     ----------------------------------------------------------------------------------------------
                     Manatee County:
                       Gen. Oblg., 4.75%, 2013                                         1,000                    933
                       Meditrust Proj., First Mortgage Rev., 7.35%, 2015               1,660                  1,860
                     ----------------------------------------------------------------------------------------------
                     Martin County, Industrial Dev. Auth., Indiantown
                       Cogeneration, L.P. Proj., Rev., 7.875%, 2025                    2,325                  2,685
                     ----------------------------------------------------------------------------------------------
                     Nassau County, GF/Amelia Island Properties, Inc. Proj.,
                       Rev., 9.75%, 2023                                                 990                  1,132
                     ----------------------------------------------------------------------------------------------
                     North Miami, Johnson and Wales University Proj., Educational
                       Facilities Rev., 6.10% and 6.125%, 2013 and 2020                4,785                  4,880
                     ----------------------------------------------------------------------------------------------
                     Orange County:
                       Health Facilities Auth., Rev., 6.25%, 2016 and 2018             3,500                  3,906
                       Tourist Dev. Tax Rev., 5.90%, 2010                              1,000                  1,093
                     ----------------------------------------------------------------------------------------------
                     Orlando--Orange County Expressway Auth.,
                       Junior Lien, Rev., 6.50%, 2012                                  1,000                  1,152
                     ----------------------------------------------------------------------------------------------
                     Orlando Utilities Commission, Water and Electric Rev.,
                       6.75%, 2017                                                     3,000                  3,554
                     ----------------------------------------------------------------------------------------------
                     Palm Beach County:
                       Criminal Justice Facilities, Rev., 7.20%, 2015                    110                    135
                       Solid Waste Auth., Rev., 6.00%, 2009                            2,000                  2,205
                     ----------------------------------------------------------------------------------------------
                     Pasco County Solid Waste Disposal and Resource Recovery
                       System Rev., 7.80%, 2011                                          345                    360
                     ----------------------------------------------------------------------------------------------
                     Pensacola, Health Facilities Auth., Rev., 5.25%, 2011             2,200                  2,180
                     ----------------------------------------------------------------------------------------------
                     Pinellas County, Pollution Control Rev., 7.20%, 2014              2,000                  2,182
                     ----------------------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev., 7.00% and 6.75%, 2015 and 2021                    1,500                  1,653
                     ----------------------------------------------------------------------------------------------
                     Tampa Sports Auth., Special Purpose, Rev., 5.75%, 2020            2,075                  2,196
                     ----------------------------------------------------------------------------------------------
                     Village Center Community Dev. District, Utility Rev., 6.00%,
                       2018                                                            1,250                  1,367
                     ----------------------------------------------------------------------------------------------
                     Westchase Community Dev. District, Rev., 5.80%, 2012              3,000                  3,168
                     ----------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Aqueduct and Sewer Auth., Rev., 5.00%, 2019                     1,000                    955
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                             2,000                  2,102
                       Gen. Oblg., 6.25%, 2013                                           850                    960
                       Highway and Transportation Auth., Rev., 6.00%, 2018             1,250                  1,371
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          1,030                  1,095
                     ----------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                               2,125                  2,365
                     ----------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--83.3%                                                86,508
                     ----------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--89.5%
                     (Cost: $87,282)                                                                         92,944
                     ----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

                     ISSUER                                                           PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.70% to 3.85%
                     Due--September 1997
                     Hillsborough County, Industrial Development Auth., Rev.          $5,100               $  5,100
                     ----------------------------------------------------------------------------------------------
                     St. Lucie County, Pollution Control Rev.                          4,200                  4,200
                     ----------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--9.0%
                     (Cost: $9,300)                                                                           9,300
                     ----------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.5%
                     (Cost: $96,582)                                                                        102,244
                     ----------------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%                                            1,601
                     ----------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                      $103,845
                     ----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $96,582,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $5,727,000, the gross unrealized depreciation was $65,000 and the net unrealized appreciation on investments was $5,662,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER NEW JERSEY TAX-FREE INCOME FUND

 AVERAGE ANNUAL TOTAL RETURNS*

 FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                          1-YEAR      LIFE OF CLASS
------------------------------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS A             3.03%       5.43%          (since 3/15/95)
------------------------------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS B             4.01        5.61           (since 3/15/95)
------------------------------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS C             7.19        6.85           (since 3/15/95)
------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                        3/15/95           12/31/95         12/31/96           8/31/97
---------------------------------------------------------------------------------------------------------------------
Kemper New Jersey Tax-Free Income Fund Class A(1)         10000             10700             10916            11396
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                     10000             11096             11588            12174
---------------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                    10000             10172             10510            10636
---------------------------------------------------------------------------------------------------------------------


                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                        3/15/95           12/31/95         12/31/96           8/31/97
---------------------------------------------------------------------------------------------------------------------
Kemper New Jersey Tax-Free Income Fund Class B(1)         10000             11156             11305            11441
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                     10000             11096             11588            12174
---------------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                    10000             10172             10510            10636
---------------------------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                        3/15/95           12/31/95         12/31/96           8/31/97
---------------------------------------------------------------------------------------------------------------------
Kemper New Jersey Tax-Free Income Fund Class C(1)         10000             11161             11326            11776
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                     10000             11096             11588            12174
---------------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                    10000             10172             10510            10636
---------------------------------------------------------------------------------------------------------------------


LINE GRAPHS CLASS A, B & C

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER NEW JERSEY TAX-FREE INCOME FUND


PORTFOLIO COMPOSITION*
-----------------------------------------------------------------------------------------------------
                                                        ON 8/31/97                         ON 8/31/96
REVENUE BONDS                                               60%                                62%
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                                    25                                 31
-----------------------------------------------------------------------------------------------------
CASH AND EQUIVALENTS                                        12                                  7
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS SECURED                                     3                                 --
-----------------------------------------------------------------------------------------------------
                                                           100%                               100%

                               [PIE CHART]                  [PIE CHART]
                               ON 8/31/97                   ON 8/31/96

QUALITY
-----------------------------------------------------------------------------------------------------
                                                        ON 8/31/97                         ON 8/31/96
-----------------------------------------------------------------------------------------------------
AAA                                                         73%                                76%
-----------------------------------------------------------------------------------------------------
AA                                                           9                                  6
-----------------------------------------------------------------------------------------------------
A                                                            4                                  7
-----------------------------------------------------------------------------------------------------
BBB                                                         10                                  7
-----------------------------------------------------------------------------------------------------
B                                                            1                                 --
-----------------------------------------------------------------------------------------------------
NOT RATED                                                    3                                  4
-----------------------------------------------------------------------------------------------------
                                                           100%                               100%

                               [PIE CHART]                  [PIE CHART]
                               ON 8/31/97                   ON 8/31/96


YEARS TO MATURITY
-----------------------------------------------------------------------------------------------------
                                                        ON 8/31/97                         ON 8/31/96
-----------------------------------------------------------------------------------------------------
1-10 YEARS                                                   5%                                 1%
-----------------------------------------------------------------------------------------------------
11-20 YEARS                                                 72                                 74
-----------------------------------------------------------------------------------------------------
+ 21 YEARS                                                  23                                 25
-----------------------------------------------------------------------------------------------------
                                                           100%                               100%

                               [PIE CHART]                  [PIE CHART]
                               ON 8/31/97                   ON 8/31/96


          AVERAGE MATURITY
-----------------------------------------------------------------------------------------------------
                                                        ON 8/31/97                         ON 8/31/96
                                                        15.8 years                         15.4 years
-----------------------------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

NEW JERSEY TAX-FREE INCOME FUND
Portfolio of Investments at August 31, 1997
(DOLLARS IN THOUSANDS)


                     ISSUER                                                            PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------
                     Essex County, Improvement Auth., College Proj.,
                       Rev., 7.00%, to be called 12-1-04 @ 102                         $ 15                  $ 17
                     --------------------------------------------------------------------------------------------
                        Jersey City, Gen. Oblg., 6.60%, to be called 5-15-01 @ 102       40                    44
                     --------------------------------------------------------------------------------------------
                     North Brunswick Township, 6.30%,
                       to be called 2-1-05 @ 100                                        100                   110
                     --------------------------------------------------------------------------------------------
                        TOTAL ADVANCE REFUNDED OBLIGATIONS--3.2%                                              171
                     --------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------
                     Economic Dev. Auth.:
                       Educational Testing Service, Rev., 6.125%, 2015                  100                   106
                       Harrogate, Inc., Rev., 5.875%, 2026                              100                   101
                       Market Transition Facility, Rev., 5.875%, 2011                    90                    95
                       Pollution Control, Public Service Electric and Gas Company
                         Proj., Rev., 6.40%, 2032                                        90                    97
                     --------------------------------------------------------------------------------------------
                       Educational Facilities Auth.:
                       Caldwell College, Rev., 7.25%, 2025                               50                    53
                       Rider College, Rev., 6.20%, 2017                                 115                   123
                       Rowan College, Rev., 5.875%, 2013                                100                   106
                     --------------------------------------------------------------------------------------------
                       Health Care Facilities Financing Auth.:
                       Atlantic City Medical Center, Rev., 6.80%, 2011                   75                    82
                       Dover General Hospital and Medical Center, Rev., 5.875%,
                         2012                                                            75                    79
                       Hackensack Medical Center, Rev., 6.625%, 2017                     15                    16
                       Holy Name Hospital, Rev., 6.00%, 2025                            100                   102
                       Jersey Shore Medical Center, Rev., 6.25%, 2016                   100                   107
                       Southern Ocean County Hospital, Rev., 6.125%, 2013               120                   124
                     --------------------------------------------------------------------------------------------
                     Highway Auth., Garden State Parkway, Rev., 6.25%, 2014              50                    54
                     --------------------------------------------------------------------------------------------
                     Housing and Mortgage Finance Agcy., Home Buyer Rev., 6.05%,
                       2028                                                             100                   103
                     --------------------------------------------------------------------------------------------
                     Sports and Exposition Auth., Rev., 6.00%, 2013                     100                   105
                     --------------------------------------------------------------------------------------------
                     Transportation Trust Fund Auth., Rev., 6.50%, 2005 and 2011        175                   199
                     --------------------------------------------------------------------------------------------
                     Turnpike Auth., Rev., 6.50%, 2016                                  125                   144
                     --------------------------------------------------------------------------------------------
                     Wastewater Treatment Trust, Rev., 7.00%, 2007                      100                   118
                     --------------------------------------------------------------------------------------------
                     Atlantic City Board of Education, Gen. Oblg., 6.15%, 2015          150                   160
                     --------------------------------------------------------------------------------------------
                     Bayshore Regional Sewerage Auth., Rev., 5.50%, 2012                100                   103
                     --------------------------------------------------------------------------------------------
                     Bergen County, Utilities Auth., Rev., 5.125%, 2012                  50                    50
                     --------------------------------------------------------------------------------------------
                     Brick Township, Municipal Utilities Auth., Rev., 5.00%, 2016        75                    72
                     --------------------------------------------------------------------------------------------
                     Cape May County, Municipal Utilities Auth., Rev., 6.00%,
                       2011                                                              15                    16
                     --------------------------------------------------------------------------------------------
                     Chatham Borough, Gen. Oblg., 5.80%, 2015                            32                    33
                     --------------------------------------------------------------------------------------------
                     Cumberland County, Utilities Auth., Rev., 5.00%, 2017               75                    72
                     --------------------------------------------------------------------------------------------
                     Freehold Township Board of Education, Gen. Oblg., 5.375%,
                       2011                                                              50                    51
                     --------------------------------------------------------------------------------------------
                     Jackson Township, Gen. Oblg., 6.60%, 2012                          135                   157
                     --------------------------------------------------------------------------------------------
                     Jersey City, Gen. Oblg., 5.50% and 6.25%, 2011 and 2012            100                   108
                     --------------------------------------------------------------------------------------------
                     Manchester Township, Gen. Oblg., 5.00%, 2011                        50                    50
                     --------------------------------------------------------------------------------------------
                     Merchantville Board of Education, Gen. Oblg., 5.80%, 2014          100                   104
                     --------------------------------------------------------------------------------------------
                     Monroe Township Board of Education, Gen. Oblg., 5.10%, 2017         75                    73
                     --------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                     ISSUER                                                            PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
                     Monroe Township, Gen. Oblg., 5.20%, 2015                          $ 75                  $   75
                     -----------------------------------------------------------------------------------------------
                     Newark:
                     Board of Education, Gen. Oblg., 6.00%, 2010                         15                      16
                     Gen. Oblg., 5.30%, 2008                                             75                      77
                     -----------------------------------------------------------------------------------------------
                     North Brunswick Township, Gen. Oblg., 6.10%, 2010                   35                      37
                     -----------------------------------------------------------------------------------------------
                     North Hudson Sewerage Auth., Rev., 5.25%, 2016                     100                      98
                     -----------------------------------------------------------------------------------------------
                     North Jersey District, Water Supply Commission, Wanaque
                       North Proj., Rev., 5.125%, 2021                                  100                      96
                     -----------------------------------------------------------------------------------------------
                     Ocean County:
                       Board of Education, Southern Regional High School, Gen.
                         Oblg., 5.50%, 2010                                              75                      77
                     Utilities Auth., Wastewater Rev., 5.00%, 2013                      100                      98
                     -----------------------------------------------------------------------------------------------
                     Paulsboro Borough, Gen. Oblg., 5.80%, 2014                          15                      16
                     -----------------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey:
                     Continental Airlines, Inc. and Eastern Airlines, Inc. Proj.,
                       9.125%, 2015                                                      25                      28
                     JFK International Air Terminal LLC Proj., Rev., 5.75%, 2025        200                     203
                     Rev., 6.00%, 2014                                                   75                      79
                     -----------------------------------------------------------------------------------------------
                     Sparta Township Board of Education, Gen. Oblg., 5.75%, 2013         75                      78
                     -----------------------------------------------------------------------------------------------
                     Summit, Gen. Oblg., 5.00%, 2010                                     45                      45
                     -----------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                     Electric Power Authority, Rev., 6.50%, 2006                         75                      85
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2026                                              100                     105
                       Highway and Transportation Auth., Rev., 6.25%, 2016              120                     135
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                            40                      42
                     Public Buildings Auth., Rev., 5.25%, 2021                           75                      72
                     -----------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                                 75                      83
                     -----------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--85.0%                                                 4,508
                     -----------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--88.2%
                     (Cost: $4,480)                                                                           4,679
                     -----------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.00% to 3.20%
                     Due--September 1997
                     Economic Dev. Auth.:
                       Gas Facilities, NUI Corporation Proj., Rev.                      200                     200
                       Natural Gas Facilities, Natural Gas Company Proj., Rev.          100                     100
                       Toys "R" Us, Inc., Rev.                                          200                     200
                     -----------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--9.4%
                     (Cost: $500)                                                                               500
                     -----------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--97.6%
                     (Cost: $4,980)                                                                           5,179
                     -----------------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--2.4%                                              125
                     -----------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                        $5,304
                     -----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $4,980,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $200,000, the gross unrealized depreciation was $1,000 and the net unrealized appreciation on investments was $199,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

 FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                               1-YEAR   5-YEAR   10-YEAR       LIFE OF CLASS
-------------------------------------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS A   3.88%    5.78%    7.64%         7.38%         (since 12/31/85)
-------------------------------------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS B   4.95      N/A      N/A          5.50          (since 5/31/94)
-------------------------------------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS C   7.87      N/A      N/A          6.00          (since 5/31/94)
-------------------------------------------------------------------------------------------------------------

                                  [LINEGRAPH]

--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 12/31/85 to
8/31/97
--------------------------------------------------------------------------------

                                                   12/31/85           12/31/89           12/31/93            8/31/97
--------------------------------------------------------------------------------------------------------------------------
Kemper New York Tax-Free Income Fund Class A(1)    10,000             12,837             19,060             22,950
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(+)            10,000             14,781             21,729             26,553
--------------------------------------------------------------------------------------------------------------------------
Consumer Price Index(++)                           10,000             11,537             13,339             14,684
--------------------------------------------------------------------------------------------------------------------------

                                  [LINEGRAPH]
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 5/31/94 to
8/31/97
--------------------------------------------------------------------------------

                                                   5/31/94           12/31/95           12/31/96            8/31/97
--------------------------------------------------------------------------------------------------------------------------
Kemper New York Tax-Free Income Fund Class B(1)    10,000             11,426             11,626             11,906
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(+)            10,000             11,586             12,099             12,711
--------------------------------------------------------------------------------------------------------------------------
Consumer Price Index(++)                           10,000             10,407             10,753             10,881
--------------------------------------------------------------------------------------------------------------------------

                                  [LINEGRAPH]
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 5/31/94 to
8/31/97
--------------------------------------------------------------------------------

                                                   5/31/94           12/31/95           12/31/96            8/31/97
--------------------------------------------------------------------------------------------------------------------------
Kemper New York Tax-Free Income Fund Class C(1)    10,000             11,420             11,611             12,091
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(+)            10,000             11,586             12,099             12,711
--------------------------------------------------------------------------------------------------------------------------
Consumer Price Index(++)                           10,000             10,407             10,753             10,881
--------------------------------------------------------------------------------------------------------------------------

LINE GRAPHS CLASS A, B & C

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
REVENUE BONDS                                           75%                                     88%
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                                 11                                       6
------------------------------------------------------------------------------------------------------
CASH AND EQUIVALENTS                                     9                                       2
------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                                 5                                       4
------------------------------------------------------------------------------------------------------
                                                       100%                                    100%

                                     [PIE CHART]                [PIE CHART]
                                     ON 8/31/97                 ON 8/31/96

QUALITY

------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
AAA                                                     46%                                     43%
------------------------------------------------------------------------------------------------------
AA                                                      25                                      25
------------------------------------------------------------------------------------------------------
A                                                        8                                       8
------------------------------------------------------------------------------------------------------
BBB                                                     16                                      21
------------------------------------------------------------------------------------------------------
BB                                                       1                                      --
------------------------------------------------------------------------------------------------------
B                                                        1                                      --
------------------------------------------------------------------------------------------------------
NOT RATED                                                3                                       3
------------------------------------------------------------------------------------------------------
                                                       100%                                    100%

                                     [PIE CHART]                [PIE CHART]
                                     ON 8/31/97                 ON 8/31/96
YEARS TO MATURITY

------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
1-10 YEARS                                              13%                                      7%
------------------------------------------------------------------------------------------------------
11-20 YEARS                                             50                                      51
------------------------------------------------------------------------------------------------------
+21 YEARS                                               37                                      42
------------------------------------------------------------------------------------------------------
                                                       100%                                    100%

                                     [PIE CHART]                [PIE CHART]
                                     ON 8/31/97                 ON 8/31/96

AVERAGE MATURITY
------------------------------------------------------------------------------------------------------
                                                    ON 8/31/97                              ON 8/31/96
------------------------------------------------------------------------------------------------------
                                                    15.9 years                              17.6 years
------------------------------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND
Portfolio of Investments at August 31, 1997
(DOLLARS IN THOUSANDS)


                     ISSUER                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------
                     Battery Park City Auth., Rev., 8.625%, to be called 6-1-05 @
                       100                                                            $    10              $    12
                     ---------------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       Ideal Senior Living Center, Rev., 7.625%, to be called
                         2-1-99 @ 102                                                     400                  428
                       Menorah Campus Inc., Rev., 7.30% and 7.40%, to be called
                         8-1-01 @ 102                                                   3,855                4,344
                       State University Educational Facilities, Rev., 7.25%, to
                         be called 5-15-02 @ 102                                          155                  176
                     ---------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Hospital and Nursing Home, Rev., 7.80% to be called
                         8-15-98 @ 102                                                  1,000                1,057
                       Mental Health Service Facilities Improvement, Rev.:
                         7.40% to 7.75% to be called 2-15-02 @ 102                      1,185                1,325
                         7.875% to be called 2-15-00 @ 102                              1,795                1,956
                       Montefiore Medical Center, Rev., 7.25%, to be called
                         2-15-99 @ 102                                                  2,000                2,129
                       Presbyterian Hospital Proj., Rev., 7.70%, to be called
                         8-15-00 @ 102                                                  4,000                4,457
                     ---------------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg.:
                         8.00% to be called 6-1-98 @ 100                                1,180                1,217
                         7.75% to be called 3-15-00 @ 101.50                            1,665                1,831
                       Municipal Assistance Corp., Rev., 7.625%, to be called
                         7-1-99 @ 102                                                   4,160                4,502
                     ---------------------------------------------------------------------------------------------
                     Power Auth. Electrical, Gen. Purpose Rev., 8.00%, to be
                       called 1-1-98 @ 102                                              5,320                5,501
                     ---------------------------------------------------------------------------------------------
                     Thruway Auth., Local Highway and Bridge Service Contract,
                       Rev., 7.25%, to be called 1-1-01 @ 102                           1,890                2,093
                     ---------------------------------------------------------------------------------------------
                     Urban Dev. Corp., Syracuse University Center for Science and
                       Technology, Rev., 7.75%, to be called 1-1-98 @ 102                 200                  207
                     ---------------------------------------------------------------------------------------------
                     Virgin Islands Housing Finance Auth., GNMA Collateralized
                       Home Mortgage Rev., 8.10%, to be called 12-1-98 @ 102               70                   75
                     ---------------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--10.9%                                              31,310
                     ---------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       Champlain Valley Physicians College, Rev., 5.00%, 2017             750                  705
                       City University System, Rev., 5.75% and 7.00%, 2009
                         through 2018                                                  11,550               12,470
                       Colgate University, Rev., 6.00%, 2016 and 2021                   1,750                1,908
                       Cornell University, Rev., 7.375%, 2020                           2,000                2,193
                       Fordham University, Rev., 7.20%, 2015                              790                  862
                       Judicial Lease Facility, Rev., 7.375%, 2016                        120                  148
                       Mental Health Services Facilities Improvement, Rev.,
                         5.125%, 2021                                                   6,280                6,009
                       Pace University, Rev., 6.50%, 2011 and 2012                      1,260                1,450
                       Special Art School Districts Program, Rev., 7.00%, 2013          1,300                1,411
                       State University Educational Facilities, Rev., 5.875% to
                         7.50%, 2010 through 2017                                       4,325                4,891
                       St. Joseph's Hospital Health Center, Rev., 6.00%, 2008 and
                         2009                                                           2,200                2,392
                       St. Vincent's Hospital and Medical Center, Rev., 7.375%,
                         2011                                                           2,500                2,794
                       Upstate Community Colleges, Rev., 5.875%, 2016                   3,555                3,660
                     ---------------------------------------------------------------------------------------------
                     Energy Research and Dev. Auth., Consolidated Edison Company
                       of New York, Inc. Proj., Rev., 6.10% to 7.75%, 2020
                       through 2025                                                     7,400                7,748
                     ---------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)


                     ISSUER                                                           PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Environmental Facilities Corp.:
                       Huntington Resource Recovery Proj., Rev., 7.50%, 2012          $ 3,745                    $  4,137
                       Riverbank State Park, Rev., 6.25% and 5.125%, 2012 and
                         2022                                                           7,695                       7,972
                       State Water Pollution Control, Revolving Fund Rev., 5.75%
                         to 7.25%, 2010 through 2014                                    8,500                       9,125
                     ----------------------------------------------------------------------------------------------------
                     Housing Finance Agcy.:
                       Multi-Family Mortgage Rev., 6.95% and 6.00%, 2012 and 2027       2,695                       2,834
                       Service Contract Oblg., Rev., 7.30% and 7.25%, 2012              4,000                       4,439
                       State University Construction, Rev., 8.00%, 2011                   200                         251
                       West-H.E.L.P. Housing, Rev., 7.55%, 2002                         2,980                       3,100
                     ----------------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Albany Medical Center, Rev., 8.00%, 2028                         1,085                       1,149
                       Columbian Presbyterian Hospital, Rev., 7.875%, 2007                500                         512
                       Good Samaritan Hospital, Rev., 7.625%, 2023                      1,000                       1,035
                       Hospital and Nursing Home Rev., 7.60%, 2029                      2,000                       2,129
                       Mental Health Service Facilities Improvement, Rev., 7.40%
                         to 7.875%, 2015 through 2020                                   1,420                       1,553
                     ----------------------------------------------------------------------------------------------------
                     Metropolitan Transportation Auth.:
                       Commuter Facilities Rev., 6.00%, 2021                            4,000                       4,198
                       Transit, Rev., 5.00% to 6.10%, 2016 through 2021                21,500                      21,754
                     ----------------------------------------------------------------------------------------------------
                     Mortgage Agcy.:
                       Homeowner Mortgage, Rev., 6.45% to 7.95%, 2009 to 2022           9,455                       9,955
                       Single Family Housing, Rev., 8.30%, 2017                           680                         694
                     ----------------------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey, Gen. Oblg., 5.375% to
                       9.125%, 2015 and 2017                                           11,730                      12,919
                     ----------------------------------------------------------------------------------------------------
                     United Nations Dev. Corp., Rev., 5.40% and 5.60%, 2014 and
                       2026                                                             5,075                       5,021
                     ----------------------------------------------------------------------------------------------------
                     Urban Dev. Corp.:
                       State Facilities, Rev., 5.60%, 2015                              2,260                       2,303
                       Syracuse University Center for Science and Technology,
                         Rev., 5.50%, 2015 and 2017                                     9,390                       9,459
                     ----------------------------------------------------------------------------------------------------
                     Dutchess County Resource Recovery Agcy., Solid Waste
                       Management System, Rev., 7.50%, 2009                             2,000                       2,169
                     ----------------------------------------------------------------------------------------------------
                     Monroe County, Gen. Oblg., 6.00%, 2018 and 2019                    2,330                       2,544
                     ----------------------------------------------------------------------------------------------------
                     Nassau County, Gen. Oblg., 5.25% and 6.00%, 2012 through
                       2016                                                             5,190                       5,363
                     ----------------------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg., 6.00% to 8.00%, 1998 through 2025                    5,680                       5,894
                       Housing Dev. Corp., Multi-Unit Mortgage Rev., 7.30%, 2010        8,800                       9,411
                       Industrial Dev. Agcy, Japan Airlines Company, Ltd. Proj.,
                         Rev., 6.00%, 2015                                              5,250                       5,484
                       Industrial Dev. Agcy., Northwest Airlines Proj., Rev.,
                         6.00%, 2027                                                    2,000                       2,023
                       Municipal Water Finance Auth., Water and Sewer System,
                         Rev., 5.125% to 5.875%, 2021 through 2026                      8,975                       8,817
                     ----------------------------------------------------------------------------------------------------
                     Niagara County, Water Treatment Plant, Gen. Oblg., 7.25% and
                       7.00%, 2011 and 2012                                             1,215                       1,386
                     ----------------------------------------------------------------------------------------------------
                     Niagara Frontier Transportation Auth., Airport Rev., 6.125%,
                       2014                                                             3,000                       3,149
                     ----------------------------------------------------------------------------------------------------
                     Suffolk County Water Auth., Rev., 7.375%, 2012                       170                         179
                     ----------------------------------------------------------------------------------------------------
                     Triborough Bridge and Tunnel Auth., Gen. Purpose Rev.,
                       6.125%, 2021                                                     7,205                       7,944
                     ----------------------------------------------------------------------------------------------------
                     Troy, Municipal Assistance Corp., Rev., 5.00%, 2022                1,200                       1,131
                     ----------------------------------------------------------------------------------------------------
                     Ulster County, Resource Recovery Agcy., Solid Waste System,
                       Rev., 6.00%, 2014                                                3,000                       3,064
                     ----------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                              5,985                       6,289
                       Highway and Transportation Auth., Rev., 6.00%, 2018              2,750                       3,017

                                                        PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

                     ISSUER                                                           PRINCIPAL AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                              $ 7,100                    $  7,903
                     ----------------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--80.1%                                                     228,947
                     ----------------------------------------------------------------------------------------------------
                     TOTAL OBLIGATIONS--91.0%
                     (Cost: $245,933)                                                                             260,257
                     ----------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.65% to 3.75%
                     Due--September 1997
                     Energy Facility, Rev.                                              5,250                       5,250
                     ----------------------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg.                                                       6,900                       6,900
                       Municipal Water Finance Auth., Rev.                              2,000                       2,000
                     ----------------------------------------------------------------------------------------------------
                     Niagra County Energy Facility, Rev.                               10,700                      10,700
                     ----------------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--8.7%
                     (Cost: $24,850)                                                                               24,850
                     ----------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.7%
                     (Cost: $270,783)                                                                             285,107
                     ----------------------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.3%                                                     827
                     ----------------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                            $285,934
                     ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $270,783,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $14,456,000, the gross unrealized depreciation was $132,000 and the net unrealized appreciation on investments was $14,324,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS*
FOR PERIODS ENDED AUGUST 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR        LIFE OF CLASS
-----------------------------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS A        4.46%         6.52%           (since 3/15/95)
-----------------------------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS B        5.57          6.60            (since 3/15/95)
-----------------------------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS C        8.60          7.72            (since 3/15/95)
-----------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                     3/15/95           12/31/95        12/31/96        8/31/97
--------------------------------------------------------------------------------------------------------------
Kemper Pennsylvania Tax-Free Income Fund Class A(1)    10000            10803           11112           11688
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                  10000            11096           11588           12174
--------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                 10000            10172           10510           10636
--------------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                     3/15/95           12/31/95        12/31/96        8/31/97
--------------------------------------------------------------------------------------------------------------
Kemper Pennsylvania Tax-Free Income Fund Class B(1)    10000            11234           11475           11709
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                  10000            11096           11588           12174
--------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                 10000            10172           10510           10636
--------------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]

--------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE INCOME FUND CLASS C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 3/15/95 to
8/31/97
--------------------------------------------------------------------------------

                                                     3/15/95           12/31/95        12/31/96        8/31/97
--------------------------------------------------------------------------------------------------------------
Kemper Pennsylvania Tax-Free Income Fund Class C(1)    10000            11245           11479           12016
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index+                  10000            11096           11588           12174
--------------------------------------------------------------------------------------------------------------
Consumer Price Index++                                 10000            10172           10510           10636
--------------------------------------------------------------------------------------------------------------

Past performance is not predictive of future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends and for Class A shares adjustment for the maximum sales charge of 4.5 percent and for Class B shares adjustment for the applicable contingent deferred sales charge (CDSC) as follows: 1-year, 3 percent; 5-year, 1 percent; since inception, 0 percent. The maximum CDSC for Class B shares is 4 percent. For Class C shares, there is a 1 percent CDSC on certain redemptions within the first year of purchase. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND*

PORTFOLIO COMPOSITION*

                                                     ON 8/31/97                             ON 8/31/96
------------------------------------------------------------------------------------------------------
REVENUE BONDS                                            71%                                    68%
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                                   6                                     --
------------------------------------------------------------------------------------------------------
CASH AND EQUIVALENTS                                     13                                      4
------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                                 10                                     28
------------------------------------------------------------------------------------------------------
                                                        100%                                   100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 8/31/97              ON 8/31/96

QUALITY

                                                     ON 8/31/97                             ON 8/31/96
------------------------------------------------------------------------------------------------------
AAA                                                      62%                                    75%
------------------------------------------------------------------------------------------------------
AA                                                       12                                      9
------------------------------------------------------------------------------------------------------
A                                                         3                                     --
------------------------------------------------------------------------------------------------------
BBB                                                      20                                     13
------------------------------------------------------------------------------------------------------
BB                                                       --                                     --
------------------------------------------------------------------------------------------------------
B                                                        --                                     --
------------------------------------------------------------------------------------------------------
NOT RATED                                                 3                                      3
------------------------------------------------------------------------------------------------------
                                                        100%                                   100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 8/31/97              ON 8/31/96


YEARS TO MATURITY


                                                     ON 8/31/97                             ON 8/31/96
------------------------------------------------------------------------------------------------------
1-10 YEARS                                               12%                                     1%
------------------------------------------------------------------------------------------------------
11-20 YEARS                                              60                                     82
------------------------------------------------------------------------------------------------------
+21 YEARS                                                28                                     17
------------------------------------------------------------------------------------------------------
                                                        100%                                   100%

                                       [PIE CHART]             [PIE CHART]
                                       ON 8/31/97              ON 8/31/96


AVERAGE MATURITY


                                                     ON 8/31/97                             ON 8/31/96
------------------------------------------------------------------------------------------------------
                                                     13.7 years                             14.9 years
------------------------------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

PENNSYLVANIA TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1997
(DOLLARS IN THOUSANDS)


                     ISSUER                                                        PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------
                     Allegheny County, Gen. Oblg., 6.50%, to be called 9-1-01 @
                       100                                                         $   10                $   11
                     ------------------------------------------------------------------------------------------
                     Bethlehem Area School District, Gen. Oblg., 6.00%, to be
                       called 3-1-06 @ 100                                            100                   109
                     ------------------------------------------------------------------------------------------
                     Exeter Township, Berks County Auth., Rev., 6.20%, to be
                       called 7-15-02 @ 100                                            75                    81
                     ------------------------------------------------------------------------------------------
                     Gen. Oblg., 6.50%, to be called 11-1-01 @ 101.50                  25                    27
                     ------------------------------------------------------------------------------------------
                     Higher Educational Facilities Auth., University of
                       Pittsburgh, Rev., 6.125%, to be called 6-1-02 @ 102             65                    71
                     ------------------------------------------------------------------------------------------
                     Lower Salford Township, Sewer Auth., Rev., 7.375%, to be
                       called 7-15-00 @ 100                                            45                    49
                     ------------------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 7.10%, to be called
                       9-1-00 @ 101                                                    10                    11
                     ------------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--5.7%                                               359
                     ------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------------
                     Convention Center Auth., Rev., 6.70% and 6.75%, 2016 and
                       2019                                                           160                   179
                     ------------------------------------------------------------------------------------------
                     Gen. Oblg., 6.25%, 2011                                           50                    56
                     ------------------------------------------------------------------------------------------
                     Higher Educational Facilities Auth.:
                       Allegheny Gen. Hospital, Rev., 7.00%, 2011                     100                   110
                       Bryn Mawr College, Rev., 5.625%, 2017                           50                    51
                       Muhlenberg College, Temple University and Thomas Jefferson
                         University, Rev., 7.20%, 2007                                 40                    47
                       Philadelphia College of Textiles & Science, Rev., 6.70%,
                         2014                                                          70                    75
                       University of Pennsylvania, Rev., 5.35% and 5.55%, 2008
                         and 2009                                                     150                   155
                       Ursinus College, Rev., 5.90%, 2027                             100                   101
                     ------------------------------------------------------------------------------------------
                     Housing Finance Agcy., Single Family Mortgage Rev., 5.90% to
                       6.30%, 2008 through 2022                                       200                   207
                     ------------------------------------------------------------------------------------------
                     Industrial Dev. Auth., Economic Dev. Rev., 7.00% and 6.00%,
                       2007 and 2012                                                   80                    87
                     ------------------------------------------------------------------------------------------
                     Turnpike Commission, Rev., 6.00% and 6.25%, 2009 and 2011         75                    81
                     ------------------------------------------------------------------------------------------
                     Allegheny County:
                       Higher Education Building Auth., Duquesne University
                         Proj., Rev., 6.50%, 2011                                     160                   185
                       Hospital Dev. Auth., Rev., 5.70%, 2015                          75                    77
                       Industrial Dev. Auth., USX Proj., Rev., 6.10%, 2018             75                    76
                       Pittsburgh International Airport, 5.75%, 2013                  100                   104
                     ------------------------------------------------------------------------------------------
                     Baldwin & Whitewater School District, zero coupon, 2007           50                    30
                     ------------------------------------------------------------------------------------------
                     Blair County, Gen. Oblg., 5.75%, 2006                            100                   108
                     ------------------------------------------------------------------------------------------
                     Bucks County, Community College Auth., Rev., 5.50%, 2017         100                   101
                     ------------------------------------------------------------------------------------------
                     Cambria County, Gen. Oblg., 5.875%, 2008                          15                    16
                     ------------------------------------------------------------------------------------------
                     Columbia County, Industrial Dev. Auth., First Street
                       Association Proj., Rev., 9.00%, 2014                            65                    71
                     ------------------------------------------------------------------------------------------
                     Delaware Valley Regional Finance Auth., Rev., 7.75%, 2027         75                   100
                     ------------------------------------------------------------------------------------------
                     Downingtown Area School District, Gen. Oblg., 5.55%, 2018        100                   101
                     ------------------------------------------------------------------------------------------
                     General McLane School District, Gen. Oblg., 5.65%, 2011           70                    73
                     ------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)


                     ISSUER                                                        PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------

                     Hazleton Health Services Auth.:
                       Hazelton General Hospital, Rev., 5.50%, 2027                $  125                   $  120
                       St. Joseph Medical Center Proj., Rev., 6.20%, 2026              75                       77
                     ---------------------------------------------------------------------------------------------
                     Jeannette, Health Service Auth., Rev., 6.00%, 2018                95                       97
                     ---------------------------------------------------------------------------------------------
                     Jim Thorpe Area School District, Gen. Oblg., 5.35%, 2012         100                      101
                     ---------------------------------------------------------------------------------------------
                     Lackawanna County, Gen. Oblg., 6.00%, 2011                        15                       16
                     ---------------------------------------------------------------------------------------------
                     Lehigh County:
                       Gen. Oblg., 5.00%, 2006                                         70                       71
                       Good Shepherd Rehabilitation Hospital, Rev., 5.20%, 2012       100                       99
                     ---------------------------------------------------------------------------------------------
                     McKean County Hospital Auth., Bradford Hospital Proj., Rev.,
                       5.375% and 6.10%, 2003 and 2020                                115                      117
                     ---------------------------------------------------------------------------------------------
                     Media Boro, Gen. Oblg., 6.45%, 2012                               40                       45
                     ---------------------------------------------------------------------------------------------
                     Monroeville Hospital Auth., Forbes Health System, Rev.,
                       5.75% and 6.25%, 2005 and 2015                                 150                      156
                     ---------------------------------------------------------------------------------------------
                     Municipality of Penn Hills, 5.80%, 2013                          100                      104
                     ---------------------------------------------------------------------------------------------
                     New Castle Area Hospital Auth., Jameson Memorial, Rev.,
                       6.00%, 2010                                                    100                      109
                     ---------------------------------------------------------------------------------------------
                     Northampton County, Industrial Dev. Auth., Metropolitan
                       Edison Proj., Rev., 6.10%, 2021                                125                      132
                     ---------------------------------------------------------------------------------------------
                     North Penn School District, Gen. Oblg., 5.10%, 2010               65                       65
                     ---------------------------------------------------------------------------------------------
                     Philadelphia:
                       Airport System, Rev., 5.75%, 2008                              100                      106
                       Gas Works Rev., 6.375%, 2014                                    90                       96
                       Municipal Auth., Rev., 6.80% and 6.125%, 2002 and 2008         110                      116
                       School District, Gen. Oblg., 6.25%, 2005 and 2009              110                      124
                       Water and Wastewater Rev., 6.25% and 5.50%, 2012 and 2014      150                      157
                     ---------------------------------------------------------------------------------------------
                     Pleasant Valley School District, Gen. Oblg., 4.60%, 2003          25                       25
                     ---------------------------------------------------------------------------------------------
                     Southeastern Transportation Auth., Rev., 5.90% and 6.00%,
                       2010 and 2012                                                  125                      133
                     ---------------------------------------------------------------------------------------------
                     South Fork Municipal Auth., Rev., 5.25%, 2011                     75                       75
                     ---------------------------------------------------------------------------------------------
                     Suburban Lancaster Sewer Auth., Rev., 5.80%, 2010                100                      105
                     ---------------------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 5.25%, 2014              50                       50
                     ---------------------------------------------------------------------------------------------
                     University of Pittsburgh, 5.00% and 6.125%, 2021                 135                      131
                     ---------------------------------------------------------------------------------------------
                     Westmoreland County Industrial Dev. Auth., Health System
                       Proj., Rev., 6.00%, 2011                                        15                       16
                     ---------------------------------------------------------------------------------------------
                     Wilkes Barre Area School District, Gen. Oblg., 5.25%, 2014       100                       99
                     ---------------------------------------------------------------------------------------------
                     York County Industrial Dev. Auth., Public Service Electric
                       and Gas Company, Rev., 6.45%, 2019                              20                       22
                     ---------------------------------------------------------------------------------------------
                     Puerto Rico:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                            100                      105
                       Highway and Transportation Auth., Rev., 6.25%, 2016            115                      129
                     Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                       2026                                                            40                       43
                     ---------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                              100                      111
                     ---------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--81.6%                                                5,143
                     ---------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--87.3%
                     (Cost: $5,297)                                                                          5,502
                     ---------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)



                     ISSUER                                                        PRINCIPAL AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.65% to 3.70%
                     Due--September 1997
                     Delaware County, Industrial Dev. Auth., Pollution Control
                       Rev.                                                        $  400                   $  400
                     ---------------------------------------------------------------------------------------------
                     Franciscan Health System, Saint Mary Hospital Auth., Rev.        100                      100
                     ---------------------------------------------------------------------------------------------
                     Lehigh County, Gen. Oblg.                                        300                      300
                     ---------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--12.7%
                     (Cost: $800)                                                                              800
                     ---------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--100%
                     (Cost: $6,097)                                                                          6,302
                     ---------------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES                                                     2
                     ---------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                       $6,304
                     ---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

Based on the cost of investments of $6,097,000 for federal income tax purposes at August 31, 1997, the gross unrealized appreciation was $208,000, the gross unrealized depreciation was $3,000 and the net unrealized appreciation on investments was $205,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER STATE TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper Florida Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund, and Kemper Pennsylvania Tax-Free Income Fund, four of the eight investment portfolios comprising Kemper State Tax-Free Income Series (the Trust), as of August 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper State Tax-Free Income Series at August 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          October 16, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1997
(IN THOUSANDS)

                                                       FLORIDA    NEW JERSEY   NEW YORK   PENNSYLVANIA
------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $96,582, $4,980,
$270,783 and $6,097, respectively)                     $102,244        5,179    285,107          6,302
------------------------------------------------------------------------------------------------------
Cash                                                        143          148         32             23
------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                            1           --        350            276
------------------------------------------------------------------------------------------------------
  Investments sold                                            8           72         --              1
------------------------------------------------------------------------------------------------------
  Interest                                                1,669           69      3,737             91
------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        104,065        5,468    289,226          6,693
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------

Payable for:
  Dividends                                                 118            4        335              5
------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                       --           --         55             --
------------------------------------------------------------------------------------------------------
  Investments purchased                                      --          149      2,602            375
------------------------------------------------------------------------------------------------------
  Management fee                                             48            2        130              3
------------------------------------------------------------------------------------------------------
  Administrative services fee                                16            1         43              1
------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                                  8            1         36              1
------------------------------------------------------------------------------------------------------
  Distribution services fee                                   3            2          8              2
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                   27            5         83              2
------------------------------------------------------------------------------------------------------
    Total liabilities                                       220          164      3,292            389
------------------------------------------------------------------------------------------------------
NET ASSETS                                             $103,845        5,304    285,934          6,304
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------

Paid-in capital                                        $ 97,668        5,117    269,706          6,073
------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments         515          (12)     1,904             26
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                5,662          199     14,324            205
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING            $103,845        5,304    285,934          6,304
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding          $ 99,051        1,947    272,777          2,529
------------------------------------------------------------------------------------------------------
  Shares outstanding                                      9,504          192     24,954            244
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                      $10.42        10.12      10.93          10.41
------------------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value,
  plus 4.71% of net asset value or 4.50% of offering
  price)                                                 $10.91        10.60      11.45          10.90
------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding          $  4,226        3,144     10,184          2,826
------------------------------------------------------------------------------------------------------
  Shares outstanding                                        406          310        931            271
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share
  (net assets / shares outstanding)                      $10.40        10.15      10.94          10.41
------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding          $    568          213      2,973            949
------------------------------------------------------------------------------------------------------
  Shares outstanding                                         55           21        272             91
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share
  (net assets / shares outstanding)                      $10.41        10.16      10.92          10.41
------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 1997
(IN THOUSANDS)

                                                   FLORIDA       NEW JERSEY       NEW YORK       PENNSYLVANIA
-------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
 Interest income                                    $6,130              246         17,589                278
-------------------------------------------------------------------------------------------------------------
 Expenses:
  Management fee                                       587               25          1,604                 28
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                          189               11            519                 12
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                             30               22             83                 22
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                              77                7            242                  7
-------------------------------------------------------------------------------------------------------------
  Professional fees                                     14               --              9                 --
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                               15                1             52                  1
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                               5                8             26                  9
-------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver               917               74          2,535                 79
-------------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment
 manager                                                --                1             --                  9
-------------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                917               73          2,535                 70
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                5,213              173         15,054                208
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------

   Net realized gain on sale of investments
    (including options purchased)                    1,968               32          5,995                 73
-------------------------------------------------------------------------------------------------------------
   Net realized loss from futures transactions        (296)             (30)          (401)               (15)
-------------------------------------------------------------------------------------------------------------
Net realized gain                                    1,672                2          5,594                 58
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on
 investments                                         1,668              150          4,097                170
-------------------------------------------------------------------------------------------------------------
Net gain on investments                              3,340              152          9,691                228
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $8,553              325         24,745                436
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED AUGUST 31, 1997 and 1996
(IN THOUSANDS)

                                                               FLORIDA                      NEW JERSEY
                                                       ------------------------         -------------------
                                                         1997            1996           1997          1996
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
 Net investment income                                 $  5,213           5,821           173           174
---------------------------------------------------------------------------------------------------------------
 Net realized gain                                        1,672           1,023             2            22
---------------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation                    1,668            (198)          150            (5)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      8,553           6,646           325           191
---------------------------------------------------------------------------------------------------------------
 Distribution from net investment income                 (5,213)         (5,821)         (173)         (174)
---------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain on investments      (1,208)         (1,557)          (25)           --
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                          (6,421)         (7,378)         (198)         (174)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                             (6,392)         (8,455)        1,195          (344)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (4,260)         (9,187)        1,322          (327)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------

Beginning of year                                       108,105         117,292         3,982         4,309
---------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $103,845         108,105         5,304         3,982
---------------------------------------------------------------------------------------------------------------

                                                               NEW YORK                    PENNSYLVANIA
                                                       ------------------------         -------------------
                                                         1997            1996           1997          1996
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
  Net investment income                                $ 15,054          16,197           208           156
---------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                5,594           2,811            58           (29)
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                   4,097          (2,528)          170             2
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     24,745          16,480           436           129
---------------------------------------------------------------------------------------------------------------
  Distribution from net investment income               (15,054)        (16,197)         (208)         (156)
---------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on investments     (2,349)         (4,194)           --            --
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (17,403)        (20,391)         (208)         (156)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                            (23,754)        (13,220)        1,627         2,358
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (16,412)        (17,131)        1,855         2,331
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of year                                       302,346         319,477         4,449         2,118
---------------------------------------------------------------------------------------------------------------
END OF YEAR                                            $285,934         302,346         6,304         4,449
---------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1    DESCRIPTION OF THE
     FUNDS Kemper Florida Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund and Kemper Pennsylvania Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper California, Kemper Michigan, Kemper Ohio and Kemper Texas Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A
                             shares are sold to investors subject to an initial
                             sales charge. Class B shares are sold without an
                             initial sales charge but are subject to higher
                             ongoing expenses than Class A shares and a
                             contingent deferred sales charge payable upon
                             certain redemptions. Class B shares automatically
                             convert to Class A shares six years after issuance.
                             Class C shares are sold without an initial sales
                             charge but are subject to higher ongoing expenses
                             than Class A shares and a contingent deferred sales
                             charge payable upon certain redemptions within one
                             year of purchase. Class C shares do not convert
                             into another class. Differences in class expenses
                             will result in the payment of different per share
                             income dividends by class. Each share of a Fund has
                             equal rights with respect to voting, dividends and
                             assets, subject to class specific preferences.
--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the year ended August 31, 1997 are as follows:

                             Florida                                 $  587,000
                             New Jersey                                  25,000
                             New York                                 1,604,000
                             Pennsylvania                                28,000

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the year ended August 31, 1997 are as follows:

                                                                  COMMISSIONS         COMMISSIONS ALLOWED
                                                                RETAINED BY ZKDI       BY ZKDI TO FIRMS
                                                                ----------------      -------------------
                             Florida                                $22,000                 104,000
                             New Jersey                               1,000                      --
                             New York                                42,000                 219,000
                             Pennsylvania                             1,000                  10,000

                             For services under the distribution services agreement, each Fund pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in connection with the redemption of such shares for the year ended August 31, 1997 are as follows:

                                                                 DISTRIBUTION FEES       COMMISSIONS AND
                                                                     AND CDSC           DISTRIBUTION FEES
                                                                 RECEIVED BY ZKDI     PAID BY ZKDI TO FIRMS
                                                                 -----------------    ---------------------
                             Florida                                  $35,000                 67,000
                             New Jersey                                23,000                 28,000
                             New York                                  92,000                138,000
                             Pennsylvania                              29,000                 43,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, each Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the year ended August 31, 1997 are as follows:

                                                                                       ASF PAID BY ZKDI
                                                              ASF PAID BY THE    -----------------------------
                                                               FUND TO ZKDI      TO ALL FIRMS    TO AFFILIATES
                                                              ---------------    ------------    -------------
                             Florida                             $189,000          191,000           2,000
                             New Jersey                            11,000           11,000              --
                             New York                             519,000          522,000          19,000
                             Pennsylvania                          12,000           14,000              --

NOTES TO FINANCIAL STATEMENTS

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Trust. Under the agreement, for the year ended August 31, 1997, ZKSvC received shareholder services fees as follows:

                             Florida                                     $ 44,000
                             New Jersey                                     3,000
                             New York                                     144,000
                             Pennsylvania                                   3,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the year ended August 31, 1997, the Funds made no payments to their officers and incurred trustees' fees aggregating $15,000 to independent trustees.

                             OPERATING EXPENSE WAIVER. ZKI agreed to waive certain operating expenses of the New Jersey and Pennsylvania Funds beginning in December 1996. Under this arrangement, ZKI waived expenses of $1,000 and $9,000, respectively, for the year ended August 31, 1997.

--------------------------------------------------------------------------------
4         INVESTMENT
          TRANSACTIONS       For the year ended August 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):


                                                        FLORIDA     NEW JERSEY    NEW YORK    PENNSYLVANIA
                                                        --------    ----------    --------    ------------
                             Purchases                  $ 86,048      3,526       255,501        6,526
                             Proceeds from sales         101,822      2,745       301,092        5,517

--------------------------------------------------------------------------------
5         CAPITAL SHARE
          TRANSACTIONS       The following tables summarize the activity in
                             capital shares of the Funds (in thousands):


                                                                     YEAR ENDED AUGUST 31,
                                                             1997                            1996
                                                     ---------------------           ---------------------
                                    FLORIDA          SHARES        AMOUNT            SHARES        AMOUNT
                              SHARES SOLD
                              Class A                  926        $ 9,544              876        $  9,149
                             -----------------------------------------------------------------------------
                              Class B                  254          2,612              345           3,629
                             -----------------------------------------------------------------------------
                              Class C                   29            301               38             398
                             -----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                  352          3,625              380           3,948
                             -----------------------------------------------------------------------------
                              Class B                    8             89                7              73
                             -----------------------------------------------------------------------------
                              Class C                    1              8                1               4
                             -----------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                (2,062)      (21,201)           (2,195)       (22,721)
                             -----------------------------------------------------------------------------
                              Class B                 (126)        (1,295)            (270)         (2,825)
                             -----------------------------------------------------------------------------
                              Class C                   (7)           (75)             (11)           (110)
                             -----------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                   --              5                1              12
                             -----------------------------------------------------------------------------
                              Class B                   --             (5)              (1)            (12)
                             -----------------------------------------------------------------------------
                              NET DECREASE FROM
                              CAPITAL SHARE
                              TRANSACTIONS                        $(6,392)                        $ (8,455)
                             -----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                         YEAR ENDED AUGUST 31,
                                                  1997                           1996
                                           -------------------           --------------------
                            NEW JERSEY        SHARES       AMOUNT           SHARES       AMOUNT
                            SHARES SOLD
                            Class A                  54         $ 547               76        $   766
                            -------------------------------------------------------------------------
                            Class B                  70           704              127          1,271
                            -------------------------------------------------------------------------
                            Class C                  19           187                2             21
                            -------------------------------------------------------------------------
                            SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                            Class A                   6            58                5             47
                            -------------------------------------------------------------------------
                            Class B                   8            81                5             52
                            -------------------------------------------------------------------------
                            Class C                  --             4               --              3
                            -------------------------------------------------------------------------
                            SHARES REDEEMED
                            Class A                 (27)         (272)            (164)        (1,625)
                            -------------------------------------------------------------------------
                            Class B                 (11)         (110)             (75)          (743)
                            -------------------------------------------------------------------------
                            Class C                  --            (4)             (14)          (136)
                            -------------------------------------------------------------------------
                            NET INCREASE
                            (DECREASE) FROM
                            CAPITAL SHARE
                            TRANSACTIONS                        $1,195                        $  (344)
                            -------------------------------------------------------------------------

                                                                               YEAR ENDED AUGUST 31,
                                                                       1997                            1996
                                                               ---------------------           ---------------------
                                              NEW YORK         SHARES        AMOUNT            SHARES        AMOUNT
                                        SHARES SOLD
                                        Class A                1,425        $15,421            1,200        $ 13,047
                                       -----------------------------------------------------------------------------
                                        Class B                  356          3,837              391           4,260
                                       -----------------------------------------------------------------------------
                                        Class C                  177          1,915               90             978
                                       -----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                  970         10,474            1,202          13,096
                                       -----------------------------------------------------------------------------
                                        Class B                   28            300               19             210
                                       -----------------------------------------------------------------------------
                                        Class C                    9             99                4              42
                                       -----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (5,038)      (54,373)           (4,027)       (43,719)
                                       -----------------------------------------------------------------------------
                                        Class B                 (104)        (1,122)             (83)           (893)
                                       -----------------------------------------------------------------------------
                                        Class C                  (28)          (305)             (22)           (241)
                                       -----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    6             62                7              73
                                       -----------------------------------------------------------------------------
                                        Class B                   (6)           (62)              (7)            (73)
                                       -----------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $(23,754)                       $(13,220)
                                       ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED AUGUST 31,
                                                            1997                          1996
                                                     -------------------           -------------------
                                  PENNSYLVANIA       SHARES       AMOUNT           SHARES       AMOUNT
                              SHARES SOLD
                              Class A                   52        $ 526             154         $1,568
                             -------------------------------------------------------------------------
                              Class B                  139        1,426             100          1,009
                             -------------------------------------------------------------------------
                              Class C                   39          402              52            520
                             -------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                    7           71               5             53
                             -------------------------------------------------------------------------
                              Class B                    5           50               3             34
                             -------------------------------------------------------------------------
                              Class C                    2           20               2             17
                             -------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                  (36)        (371)            (39)          (386)
                             -------------------------------------------------------------------------
                              Class B                  (46)        (466)            (32)          (322)
                             -------------------------------------------------------------------------
                              Class C                   (3)         (31)            (14)          (135)
                             -------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                    1            8              --             --
                             -------------------------------------------------------------------------
                              Class B                   (1)          (8)             --             --
                             -------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE
                              TRANSACTIONS                        $1,627                        $2,358
                             -------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
     FINANCIAL FUTURES
     CONTRACTS               The Funds listed below have entered into exchange
                             traded financial futures contracts on U.S. Treasury securities in order to help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At August 31, 1997, the market values of assets pledged by the Funds to cover margin requirements for open futures positions were $34,000, $9,000 and $8,000 for the Florida, New Jersey and Pennsylvania Funds, respectively. The Funds also had liquid securities in their portfolios in excess of the face amount of the following short Treasury Note futures open at August 31, 1997. The contracts expire in December, 1997.

                                                                   GAIN AT
                                           FUND      FACE AMOUNT   8/31/97
                                       -----------------------------------
                                       Florida       $2,725,000    $8,000
                                       -----------------------------------
                                       New Jersey       217,000        --
                                       -----------------------------------
                                       Pennsylvania     435,000        --
                                       -----------------------------------

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                                  YEAR ENDED AUGUST 31,
                                          --------------------------------------
                 FLORIDA                   1997    1996    1995    1994    1993
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year        $10.21   10.27   10.11   10.98   10.22
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .51     .52     .53     .52     .58
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .33     .08     .30    (.52)    .81
--------------------------------------------------------------------------------
Total from investment operations             .84     .60     .83      --    1.39
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .51     .52     .53     .52     .58
--------------------------------------------------------------------------------
  Distribution from net realized gain        .12     .14     .14     .35     .05
--------------------------------------------------------------------------------
Total dividends                              .63     .66     .67     .87     .63
--------------------------------------------------------------------------------
Net asset value, end of year              $10.42   10.21   10.27   10.11   10.98
--------------------------------------------------------------------------------
TOTAL RETURN                                8.37%   5.83    8.62    (.11)  13.96
 RATIOS TO AVERAGE NET ASSETS
Expenses                                     .83%    .84     .80     .79     .63
--------------------------------------------------------------------------------
Net investment income                       4.92%   5.00    5.30    5.04    5.48
--------------------------------------------------------------------------------

                                                        CLASS B                                 CLASS C
                                                                     MAY 31                                 MAY 31
                                          YEAR ENDED AUGUST 31,        TO         YEAR ENDED AUGUST 31,       TO
                                          ----------------------   AUGUST 31,     ---------------------   AUGUST 31,
                                           1997    1996    1995       1994        1997    1996    1995       1994
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $10.19   10.26   10.10      10.13       10.20   10.26   10.10         10.13
------------------------------------------------------------------------------    -----------------------------------
Income from investment operations:
  Net investment income                      .42     .43     .44        .11         .42     .43     .45           .11
------------------------------------------------------------------------------    -----------------------------------
  Net realized and unrealized gain (loss)    .33     .07     .30       (.03)        .33     .08     .30          (.03)
------------------------------------------------------------------------------    -----------------------------------
Total from investment operations             .75     .50     .74        .08         .75     .51     .75           .08
------------------------------------------------------------------------------    -----------------------------------
Less dividends:
  Distribution from net investment income    .42     .43     .44        .11         .42     .43     .45           .11
------------------------------------------------------------------------------    -----------------------------------
  Distribution from net realized gain        .12     .14     .14         --         .12     .14     .14            --
------------------------------------------------------------------------------    -----------------------------------
Total dividends                              .54     .57     .58        .11         .54     .57     .59           .11
------------------------------------------------------------------------------    -----------------------------------
Net asset value, end of period            $10.40   10.19   10.26      10.10       10.41   10.20   10.26         10.10
-----------------------------------------------------------------------------     -----------------------------------
TOTAL RETURN (NOT ANNUALIZED)               7.48%   4.84    7.67        .74        7.49    4.97    7.84           .75
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)

Expenses                                    1.65%   1.68    1.65       1.70        1.64    1.64    1.52          1.54
------------------------------------------------------------------------------    -----------------------------------
Net investment income                       4.10%   4.16    4.45       4.28        4.11    4.20    4.58          4.52
------------------------------------------------------------------------------    -----------------------------------


SUPPLEMENTAL DATA FOR ALL CLASSES


                                                                         YEAR ENDED AUGUST 31,
------------------------------------------------------------------------------------------------------------------------
                                                           1997         1996         1995         1994        1993
Net assets at end of year (in thousands)                $103,845      108,105      117,292      124,721      129,702
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      87%          119           96           53           35
------------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL FUNDS: Total return does not reflect the effect of sales charges.

FINANCIAL HIGHLIGHTS

                                                        CLASS A
                                               YEAR ENDED      MARCH 15
                                               AUGUST 31,         TO
                                              -------------   AUGUST 31,
                 NEW JERSEY                    1997    1996      1995
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $ 9.85   9.75      9.50
-------------------------------------------------------------------------
Income from investment operations:
 Net investment income                           .43   .43        .22
-------------------------------------------------------------------------
 Net realized and unrealized gain                .33   .10        .25
-------------------------------------------------------------------------
Total from investment operations                 .76   .53        .47
-------------------------------------------------------------------------
Less dividends:
 Distribution from net investment income         .43   .43        .22
-------------------------------------------------------------------------
 Distribution from net realized gain             .06    --         --
-------------------------------------------------------------------------
Total dividends                                  .49   .43        .22
-------------------------------------------------------------------------
Net asset value, end of period                $10.12   9.85      9.75
-------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.85%  5.50      4.89
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                   1.13%  1.13       .39
-------------------------------------------------------------------------
Net investment income                           4.28%  4.41      4.99
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                        1.15%  1.45       .94
-------------------------------------------------------------------------
Net investment income                           4.26%  4.09      4.44
-------------------------------------------------------------------------

                                                        CLASS B                      CLASS C
                                               YEAR ENDED      MARCH 15      YEAR ENDED     MARCH 15
                                               AUGUST 31,         TO         AUGUST 31,        TO
                                              -------------   AUGUST 31,    ------------   AUGUST 31,
                                               1997    1996      1995       1997    1996      1995
 PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period          $ 9.88   9.77      9.50        9.88   9.77      9.50
-------------------------------------------------------------------------   --------------------------
Income from investment operations:
 Net investment income                           .35   .36        .18         .35   .36        .18
-------------------------------------------------------------------------   --------------------------
 Net realized and unrealized gain                .33   .11        .27         .34   .11        .27
-------------------------------------------------------------------------   --------------------------
Total from investment operations                 .68   .47        .45         .69   .47        .45
-------------------------------------------------------------------------   --------------------------
Less dividends:
 Distribution from net investment income         .35   .36        .18         .35   .36        .18
-------------------------------------------------------------------------   --------------------------
 Distribution from net realized gain             .06    --         --         .06    --         --
-------------------------------------------------------------------------   --------------------------
Total dividends                                  .41   .36        .18         .41   .36        .18
-------------------------------------------------------------------------   --------------------------
Net asset value, end of period                $10.15   9.88      9.77       10.16   9.88      9.77
-------------------------------------------------------------------------   --------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.02%  4.80      4.69        7.19   4.89      4.75
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)

Expenses absorbed by the Fund                   1.90%  2.00      1.18        1.79   1.70      1.18
-------------------------------------------------------------------------   --------------------------
Net investment income                           3.51%  3.54      4.20        3.62   3.84      4.20
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)

Expenses                                        1.92%  2.32      1.73        1.81   2.02      1.73
-------------------------------------------------------------------------   --------------------------
Net investment income                           3.49%  3.22      3.65        3.60   3.52      3.65
 SUPPLEMENTAL DATA FOR ALL CLASSES

                                                                  YEAR ENDED               MARCH 15
                                                                  AUGUST 31,                  TO
                                                             --------------------         AUGUST 31,
                                                              1997          1996             1995
-----------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                   $5,304         3,982            4,309
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             65%          128               68
-----------------------------------------------------------------------------------------------------

NOTE FOR NEW JERSEY FUND:
ZKI agreed to waive the management fee of the New Jersey Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, ZKI agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                                       CLASS A
                                                YEAR ENDED AUGUST 31,
                                     --------------------------------------------
              NEW YORK                1997     1996     1995    1994    1993
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year   $10.66    10.80    10.73   11.59   10.97
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                 .56      .56      .58     .58     .63
---------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                              .36       --      .20    (.60)    .72
---------------------------------------------------------------------------------
Total from investment operations        .92      .56      .78    (.02)   1.35
---------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                .56      .56      .58     .58     .63
---------------------------------------------------------------------------------
Distribution from net realized gain     .09      .14      .13     .26     .10
---------------------------------------------------------------------------------
Total dividends                         .65      .70      .71     .84     .73
---------------------------------------------------------------------------------
Net asset value, end of year         $10.93    10.66    10.80   10.73   11.59
---------------------------------------------------------------------------------
TOTAL RETURN                           8.77%    5.26     7.62    (.19)  12.82
 RATIOS TO AVERAGE NET ASSETS
Expenses                                .83%     .83      .81     .76     .67
---------------------------------------------------------------------------------
Net investment income                  5.15%    5.15     5.47    5.29    5.69
---------------------------------------------------------------------------------

                                                    CLASS B                                CLASS C
                                      YEAR ENDED AUGUST 31,     MAY 31 TO     YEAR ENDED AUGUST 31,    MAY 31 TO
                                     ------------------------   AUGUST 31,   -----------------------   AUGUST 31,
                                      1997     1996     1995       1994      1997     1996     1995       1994
 PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period $10.66    10.80    10.73     10.77      10.65    10.79    10.73     10.77
--------------------------------------------------------------------------   ------------------------------------
Income from investment operations:
  Net investment income                 .47      .47      .48       .12        .47      .47      .48       .12
--------------------------------------------------------------------------   ------------------------------------
  Net realized and unrealized gain
    (loss)                              .37       --      .20      (.04)       .36       --      .19      (.04)
--------------------------------------------------------------------------   ------------------------------------
Total from investment operations        .84      .47      .68       .08        .83      .47      .67       .08
--------------------------------------------------------------------------   ------------------------------------
Less dividends:
  Distribution from net investment
  income                                .47      .47      .48       .12        .47      .47      .48       .12
--------------------------------------------------------------------------   ------------------------------------
Distribution from net realized gain     .09      .14      .13        --        .09      .14      .13        --
--------------------------------------------------------------------------   ------------------------------------
Total dividends                         .56      .61      .61       .12        .56      .61      .61       .12
--------------------------------------------------------------------------   ------------------------------------
Net asset value, end of period       $10.94    10.66    10.80     10.73      10.92    10.65    10.79     10.73
--------------------------------------------------------------------------   ------------------------------------
TOTAL RETURN (NOT ANNUALIZED)          7.96%    4.36     6.69       .75       7.87     4.38     6.64       .70
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)

Expenses                               1.67%    1.69     1.67      1.68       1.65     1.67     1.62      1.63
--------------------------------------------------------------------------   ------------------------------------
Net investment income                  4.31%    4.29     4.61      4.36       4.33     4.31     4.66      4.68
--------------------------------------------------------------------------   ------------------------------------

SUPPLEMENTAL DATA FOR ALL CLASSES

                                                                             YEAR ENDED AUGUST 31,
                                                        ----------------------------------------------------------------
                                                          1997         1996         1995         1994         1993
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)                $285,934      302,346      319,477      342,839      354,461
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%         104          112           43           36
------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                     CLASS A
                                            YEAR ENDED
                                            AUGUST 31,     MARCH 15 TO
                                           -------------   AUGUST 31,
               PENNSYLVANIA                 1997    1996      1995
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $ 9.95   9.81      9.50
----------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .46   .44        .22
----------------------------------------------------------------------
  Net realized and unrealized gain            .46   .14        .31
----------------------------------------------------------------------
Total from investment operations              .92   .58        .53
----------------------------------------------------------------------
Less distribution from net investment
  income                                      .46   .44        .22
----------------------------------------------------------------------
Net asset value, end of period             $10.41   9.95      9.81
----------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                9.41%  6.01      5.54
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                 .97%  1.06       .46
----------------------------------------------------------------------
Net investment income                        4.48%  4.33      4.93
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                     1.12%  1.39      1.01
----------------------------------------------------------------------
Net investment income                        4.33%  4.00      4.38
----------------------------------------------------------------------

                                                     CLASS B                       CLASS C
                                             YEAR ENDED                    YEAR ENDED
                                             AUGUST 31,     MARCH 15 TO    AUGUST 31,    MARCH 15 TO
                                           --------------   AUGUST 31,    ------------   AUGUST 31,
                                            1997    1996       1995       1997    1996      1995
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $ 9.95   9.80       9.50        9.95   9.81      9.50
-----------------------------------------------------------------------   --------------------------
Income from investment operations:
  Net investment income                       .38    .37        .18         .38   .37        .19
-----------------------------------------------------------------------   --------------------------
  Net realized and unrealized gain            .46    .15        .30         .46   .14        .31
-----------------------------------------------------------------------   --------------------------
Total from investment operations              .84    .52        .48         .84   .51        .50
-----------------------------------------------------------------------   --------------------------
Less distribution from net investment
income                                        .38    .37        .18         .38   .37        .19
-----------------------------------------------------------------------   --------------------------
Net asset value, end of period             $10.41   9.95       9.80       10.41   9.95      9.81
-----------------------------------------------------------------------   --------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.58%  5.29       5.05        8.60   5.19      5.18
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)

Expenses absorbed by the Fund                1.73%  1.83       1.24        1.71   1.80      1.21
-----------------------------------------------------------------------   --------------------------
Net investment income                        3.72%  3.56       4.15        3.74   3.59      4.18
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)

Expenses                                     1.93%  2.16       1.79        1.96   2.13      1.76
-----------------------------------------------------------------------   --------------------------
Net investment income                        3.52%  3.23       3.60        3.49   3.26      3.63
-----------------------------------------------------------------------   --------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES

                                                                  YEAR ENDED
                                                                  AUGUST 31,              MARCH 15 TO
                                                             --------------------         AUGUST 31,
                                                              1997          1996             1995
-----------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                   $6,304         4,449            2,118
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                            117%          158               85
-----------------------------------------------------------------------------------------------------

NOTE FOR PENNSYLVANIA FUND:
ZKI agreed to waive the management fee of the Pennsylvania Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, ZKI agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without expense waiver or absorption.

FEDERAL TAX STATUS OF 1997 DIVIDENDS
All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

TRUSTEES AND OFFICERS

TRUSTEES                                       OFFICERS

STEPHEN B. TIMBERS                        CHARLES R. MANZONI, JR.
President and Trustee                     Vice President
DAVID W. BELIN
Trustee                                   CHRISTOPHER J. MIER
LEWIS A. BURNHAM                          Vice President
Trustee
                                          JOHN E. NEAL
DONALD L. DUNAWAY                         Vice President
Trustee
                                          ROBERT C. PECK, JR.
ROBERT B. HOFFMAN                         Vice President
Trustee
                                          PHILIP J. COLLORA
DONALD R. JONES                           Vice President and
Trustee                                   Secretary

SHIRLEY D. PETERSON                       JEROME L. DUFFY
Trustee                                   Treasurer

WILLIAM P. SOMMERS                        ELIZABETH C. WERTH
Trustee                                   Assistant Secretary



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LEGAL COUNSEL                  VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                               222 North LaSalle Street
                               Chicago, IL 60601
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SHAREHOLDER SERVICE AGENT      ZURICH KEMPER SERVICE COMPANY
                               P.O. Box 419557
                               Kansas City, MO 64141
                               (800) 621-1048
--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT   INVESTORS FIDUCIARY TRUST COMPANY
                               127 West 10th Street
                               Kansas City, MO 64105
--------------------------------------------------------------------------------
INVESTMENT AUDITORS            ERNST & YOUNG LLP
                               233 South Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
INVESTMENT MANAGER             ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER          ZURICH KEMPER DISTRIBUTORS, INC.
                               222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


 Printed on recycled paper in the U.S.A.

 This report is not to be distributed
 unless preceded or accompanied by a Kemper
 Tax-Free Income Funds prospectus.
 KSTIS - 2 (10/97) 1038270